Related Parties	12 Months Ended
Dec. 31, 2016
Related Parties [Abstract]
RELATED PARTIES	NOTE 8 - RELATED PARTIES Payroll and related amounts to related parties in 2016, 2015 and 2014 were $0, $105 and $103, respectively.